                                  LAUDUS TRUST
                                  (the "Trust")

                 Laudus Rosenberg U.S. Large Capitalization Fund
             Laudus Rosenberg U.S. Large Capitalization Growth Fund
              Laudus Rosenberg U.S. Large Capitalization Value Fund

                       Supplement dated May 1, 2008 to the
                         Prospectus dated July 31, 2007

                                  ------------

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The Annual Operating Expense tables on page 24 of the Prospectus are deleted and replaced with the following:


                  ANNUAL OPERATING EXPENSES
-------------------------------------------------------------

LAUDUS ROSENBERG U.S. LARGE           INSTITUTIONAL  INVESTOR
CAPITALIZATION FUND                   -------------  --------
Management Fees                            0.75%        0.75%
Distribution and Shareholder Service
  (12b-1) Fees                             None         0.25%
Other Expenses                             0.25%        0.37%
                                          -----        -----
Total Annual Fund Operating Expenses       1.00%        1.37%
Less Fee Waiver(b)                        (0.16%)      (0.23%)
                                          -----        -----
Net Expenses                               0.84%        1.14%
                                          =====        =====





                             EXAMPLE
-----------------------------------------------------------------
                             AFTER    AFTER     AFTER      AFTER
                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                            ------   -------   -------   --------
Institutional               $ 86(b)    $302      $537     $1,210
Investor                    $116(b)    $411      $728     $1,626



--------------

(b) Pursuant to the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses for the Institutional and Investor classes when the operating expenses reach 0.84% and 1.14%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreement will be in place until at least July 30, 2009. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.



                  ANNUAL OPERATING EXPENSES
-------------------------------------------------------------

LAUDUS ROSENBERG U.S. LARGE           INSTITUTIONAL  INVESTOR
CAPITALIZATION GROWTH FUND            -------------  --------
Management Fees                            0.75%        0.75%
Distribution and Shareholder Service
  (12b-1) Fees                             None         0.25%
Other Expenses                             0.30%        0.43%
                                          -----        -----
Total Annual Fund Operating Expenses       1.05%        1.43%
Less Fee Waiver(b)                        (0.21%)      (0.29%)
                                          -----        -----
Net Expenses                               0.84%        1.14%
                                          =====        =====





                             EXAMPLE
-----------------------------------------------------------------
                             AFTER    AFTER     AFTER      AFTER
                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                            ------   -------   -------   --------
Institutional               $ 86(b)    $313      $559     $1,264
Investor                    $116(b)    $424      $754     $1,688



--------------

(b) Pursuant to the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses for the Institutional and Investor classes when the operating expenses reach 0.84% and 1.14%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreement will be in place until at least July 30, 2009. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.



                  ANNUAL OPERATING EXPENSES
-------------------------------------------------------------

LAUDUS ROSENBERG U.S. LARGE           INSTITUTIONAL  INVESTOR
CAPITALIZATION VALUE FUND             -------------  --------
Management Fees                            0.75%        0.75%
Distribution and Shareholder Service
  (12b-1) Fees                             None         0.25%
Other Expenses                             1.62%        1.75%
                                          -----        -----
Total Annual Fund Operating Expenses       2.37%        2.75%
Less Fee Waiver(b)                        (1.53%)      (1.61%)
                                          -----        -----
Net Expenses                               0.84%        1.14%
                                          =====        =====





                             EXAMPLE
-----------------------------------------------------------------
                             AFTER    AFTER     AFTER      AFTER
                            1 YEAR   3 YEARS   5 YEARS   10 YEARS
                            ------   -------   -------   --------
Institutional               $ 86(b)    $593     $1,126    $2,589
Investor                    $116(b)    $700     $1,311    $2,962



--------------

(b) Pursuant to the Adviser's contractual undertaking (the "Expense Limitation Agreement") to waive its management fee and bear certain expenses for the Institutional and Investor classes when the operating expenses reach 0.84% and 1.14%, respectively (exclusive of nonrecurring account fees, fees on securities transactions such as exchange fees, dividends and interest on securities sold short, service fees, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Expense Limitation Agreement will be in place until at least July 30, 2009. The Adviser may, but is not required to, extend the Agreement for additional years. Any amounts waived or reimbursed in a particular fiscal year will be subject to reimbursement by the Fund to CSIM during the next two fiscal years to the extent that the repayment will not cause the Fund's Net Expenses to exceed the current limit (as stated in the Expense Limitation Agreement) during the respective year.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
REG41785 -- 00 (05/08) (C) 2008 ALL RIGHTS RESERVED